Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating activities
Profit before tax	¥ 1,140,183,000	$ 164,700	¥ 620,540,000	¥ 571,352,000
Adjustments:
Amortization of intangible asset	225,740,000	32,608	201,420,000	109,913,000
Bad debt written off	0	0	21,522,000	0
Cost of share-based payments	27,487,000	3,971	7,829,000	0
Depreciation of investment property	385,000	56	361,000	355,000
Depreciation of property, plant and equipment	437,381,000	63,180	462,588,000	508,726,000
Depreciation of right-of-use assets	48,861,000	7,058	50,461,000	46,071,000
Exchange (gain)/loss	(7,349,000)	(1,062)	3,091,000	(2,260,000)
Finance costs	61,765,000	8,922	77,982,000	100,175,000
(Gain)/loss on disposal of:
- property, plant and equipment	(1,219,000)	(176)	59,000	(778,000)
- right-of-use assets	0	0	0	(7,632,000)
- subsidiary	0	0	0	(113,042,000)
Government grants	(227,410,000)	(32,849)	(339,934,000)	(171,937,000)
Interest income	(100,587,000)	(14,530)	(133,640,000)	(154,129,000)
Impairment losses/(reversal of impairment losses) on:
- development cost	70,176,000	10,137	31,130,000	0
- property, plant and equipment	2,792,000	403	7,332,000	44,667,000
- trade and non-trade receivables	34,307,000	4,956	185,523,000	23,858,000
- technology know how	47,101,000	6,804	0	0
- inventories, net	90,085,000	13,012	58,768,000	50,019,000
Loss on liquidation of joint venture	0	0	399,000	0
Loss on liquidation of subsidiary	0	0	5,000	0
Property, plant and equipment written off	95,000	14	232,000	1,731,000
Provision for warranties	694,016,000	100,251	626,255,000	414,021,000
Share of results of associates and joint ventures, net of tax	(111,063,000)	(16,043)	(101,548,000)	(62,078,000)
Profit before tax after adjustments	2,432,746,000	351,412	1,780,375,000	1,359,032,000
Changes in working capital
Inventories	(1,003,237,000)	(144,918)	(67,585,000)	221,930,000
Trade and other receivables, and capitalized contract cost	(2,272,455,000)	(328,257)	(1,250,843,000)	(959,703,000)
Trade and other payables, and contract liabilities	4,341,732,000	627,164	924,676,000	1,090,875,000
Development properties	(467,000)	(67)	(38,000)	(281,000)
Provision utilized	(579,096,000)	(83,651)	(493,770,000)	(375,910,000)
Cash flows from operations	2,919,223,000	421,683	892,815,000	1,335,943,000
Income taxes paid	(200,918,000)	(29,023)	(113,399,000)	(109,905,000)
Net cash flows from operating activities	2,718,305,000	392,660	779,416,000	1,226,038,000
Investing activities
Additional investment in a joint venture and associates	(169,946,000)	(24,549)	0	(6,500,000)
Development costs	(164,331,000)	(23,738)	(185,043,000)	(169,591,000)
Dividend received from:
- joint venture	100,000,000	14,400	0	2,795,000
Interest received	97,210,000	14,042	139,190,000	155,179,000
Net cash inflow/(outflow) from disposal of:
- associate	0	0	0	1,000,000
- property, plant and equipment	5,369,000	776	105,000	643,000
- subsidiary, net of cash disposed	5,212,000	753	217,577,000	(32,056,000)
Proceeds from government grants	258,917,000	37,401	228,755,000	257,449,000
Proceeds from liquidation of joint venture	0	0	1,724,000	0
Purchase of property, plant and equipment	(483,117,000)	(69,786)	(360,193,000)	(237,842,000)
Purchase of right-of-use assets	(3,900,000)	(562)	0
(Placement)/withdrawal of fixed deposits with banks, net	80,219,000	11,587	70,986,000	(84,333,000)
Net cash flows (used in)/from investing activities	(274,357,000)	(39,631)	113,101,000	(113,256,000)
Dividends paid to:
- equity holders of the Company	(142,852,000)	(20,635)	(101,647,000)	(80,238,000)
- non-controlling interests	(106,017,000)	(15,314)	(76,122,000)	(35,008,000)
Interest paid and discounting on bills	(59,990,000)	(8,666)	(75,120,000)	(96,254,000)
Acquisition of non-controlling interests	(7,405,000)	(1,070)	(750,000)	0
Contribution by non-controlling interests	20,787,000	3,003	83,097,000	20,000,000
Payment of principal portion of lease liabilities	(42,778,000)	(6,179)	(40,038,000)	(41,104,000)
Purchase of treasury shares	0	0	(285,561,000)	0
Proceeds from borrowings	1,647,470,000	237,977	2,021,800,000	3,240,294,000
Repayment of borrowings	(2,137,250,000)	(308,726)	(2,052,294,000)	(3,041,432,000)
Net cash flows used in financing activities	(828,035,000)	(119,610)	(526,635,000)	(33,742,000)
Net increase in cash and cash equivalents	1,615,913,000	233,419	365,882,000	1,079,040,000
Cash and cash equivalents at January 1	5,915,916,000	854,555	5,544,376,000	4,451,489,000
Effect of exchange rate changes on balances in foreign currencies	(106,000)	(15)	5,658,000	13,847,000
Cash and cash equivalents at December 31	¥ 7,531,723,000	$ 1,087,959	¥ 5,915,916,000	¥ 5,544,376,000